Countervailing ("CVD") and antidumping ("ADD") duty dispute (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of antidumping duty dispute rates
The respective Cash Deposit Rates, the AR POI Final Rate and the West Fraser Estimated ADD Rate for each period are as follows:

Effective dates for CVD	Cash Deposit Rate	AR POI Final Rate
AR1 POI[1,2]
April 28, 2017 - August 24, 2017	24.12%	6.76%
August 25, 2017 - December 27, 2017	—%	—%
December 28, 2017 - December 31, 2017	17.99%	6.76%
January 1, 2018 - December 31, 2018	17.99%	7.57%
AR2 POI[3]
January 1, 2019 - December 31, 2019	17.99%	5.08%
AR3 POI[4]
January 1, 2020 - November 30, 2020	17.99%	3.62%
December 1, 2020 - December 31, 2020	7.57%	3.62%
AR4 POI[5]
January 1, 2021 - December 1, 2021	7.57%	2.19%
December 2, 2021 - December 31, 2021	5.06%	2.19%
AR5 POI[6]
January 1, 2022 – January 9, 2022	5.06%	6.85%
January 10, 2022 – August 8, 2022	5.08%	6.85%
August 9, 2022 - December 31, 2022	3.62%	6.85%
AR6 POI[7]
January 1, 2023 - July 31, 2023	3.62%	n/a
August 1, 2023 - December 31, 2023	2.19%	n/a
AR7 POI[8]
January 1, 2024 - August 18, 2024	2.19%	n/a
August 19, 2024 - December 31, 2024	6.85%	n/a
1.On April 24, 2017, the USDOC issued its preliminary rate in the CVD investigation. The requirement that we make cash deposits for CVD was suspended on August 24, 2017, until the USDOC published the revised rate.
2.On November 24, 2020, the USDOC issued the final CVD rate for the AR1 POI.
3.On November 24, 2021, the USDOC issued the final CVD rate for the AR2 POI. On January 10, 2022, the USDOC amended the final CVD rate for the AR2 POI from 5.06% to 5.08% for ministerial errors. This table only reflects the final rate.
4.On August 4, 2022, the USDOC issued the final CVD rate for the AR3 POI.
5.On August 1, 2023, the USDOC issued the final CVD rate for the AR4 POI.
6.On August 19, 2024, the USDOC Issued the final CVD rate for the AR5 POI.
7.The CVD rate for the AR6 POI will be adjusted when AR6 is complete and the USDOC finalizes the rate, which is not expected until 2025.
8.The CVD rate for the AR7 POI will be adjusted when AR7 is complete and the USDOC finalizes the rate, which is not expected until 2026.

Effective dates for ADD	Cash Deposit Rate	AR POI Final Rate	West Fraser Estimated Rate
AR1 POI[1,2]
June 30, 2017 - December 3, 2017	6.76%	1.40%	1.46%
December 4, 2017 - December 31, 2017	5.57%	1.40%	1.46%
January 1, 2018 - December 31, 2018	5.57%	1.40%	1.46%
AR2 POI[3]
January 1, 2019 - December 31, 2019	5.57%	6.06%	4.65%
AR3 POI[4]
January 1, 2020 - November 29, 2020	5.57%	4.63%	3.40%
November 30, 2020 - December 31, 2020	1.40%	4.63%	3.40%
AR4 POI[5]
January 1, 2021 - December 1, 2021	1.40%	7.06%	6.80%
December 2, 2021 - December 31, 2021	6.06%	7.06%	6.80%
AR5 POI[6]
January 1, 2022 - August 8, 2022	6.06%	5.04%	4.52%
August 9, 2022 - December 31, 2022	4.63%	5.04%	4.52%
AR6 POI[7]
January 1, 2023 - July 31, 2023	4.63%	n/a	8.84%
August 1, 2023 - December 31, 2023	7.06%	n/a	8.84%
AR7 POI[8]
January 1, 2024 - August 18, 2024	7.06%	n/a	2.58%
August 19, 2024 - December 31, 2024	5.04%	n/a	2.58%
1.On June 26, 2017, the USDOC issued its preliminary rate in the ADD investigation effective June 30, 2017.
2.On November 24, 2020, the USDOC issued the final ADD rate for the AR1 POI.
3.On November 24, 2021, the USDOC issued the final ADD rate for the AR2 POI.
4.On August 4, 2022, the USDOC issued the final ADD rate for the AR3 POI
5.On July 31, 2023, the USDOC issued the final ADD rate for the AR4 POI. On September 7, 2023, the USDOC amended the final ADD rate for the AR4 POI from 6.96% to 7.06% for ministerial errors. This table only reflects the final rate.
6.On August 19, 2024, the USDOC Issued the final ADD rate for the AR5 POI. An amended ADD rate was issued on September 24, 2024, and was retroactively applied to August 19, 2024.
7.The ADD rate for the AR6 POI will be adjusted when AR6 is complete and the USDOC finalizes the rate, which is not expected until 2025.
8.The ADD rate for the AR7 POI will be adjusted when AR7 is complete and the USDOC finalizes the rate, which is not expected until 2026.

Impact on results
The following table reconciles our cash deposits paid during the year to the amount recorded in our statements of earnings:

($ millions)	2024	2023
Cash deposits[1]	(62)	(53)
Adjust to West Fraser Estimated ADD rate[2]	22	(17)
Export duties, net	(40)	(70)
Duty recovery attributable to AR4[3]	—	62
Duty expense attributable to AR5[4]	(32)	—
Export duty (expense) recovery	(72)	(8)
Net interest income on export duty deposits	19	27
1.Represents combined CVD and ADD cash deposit rate of 8.25% from January 1, 2023 to July 31, 2023, 9.25% from August 1, 2023 to December 31, 2023, 9.25% from January 1, 2024 to August 18, 2024 and 11.89% from August 19, 2024 to December 31, 2024.
2.Represents adjustment to the West Fraser Estimated ADD rate of 2.58% for 2024 and 8.84% for 2023.
3.$62 million represents the duty recovery attributable to the finalization of the AR4 duty rates for the 2021 POI. The final CVD rate was 2.19% and the final ADD rate was 7.06% for AR4.
4.$32 million represents the duty expense attributable to the finalization of AR5 duty rates for the 2022 POI. The final CVD rate was 6.85% and the final ADD rate was 5.04% for AR5.
Impact on balance sheet
Export duty deposits receivable is represented by:

Export duty deposits receivable	2024	2023
Beginning of year	$377	$354
Export duty deposit receivable on adjustment to estimated ADD rate	22	—
Export duty deposit receivable on adjustment to finalized rates	(16)	—
Interest income recognized on duty deposits receivable	25	23
End of year	$408	$377
Export duties payable is represented by:

Export duties payable	2024	2023
Beginning of year	$24	$73
Export duty deposit payable on adjustment to finalized rates	15	(62)
Export duty deposit payable on adjustment to estimated ADD rate	—	17
Interest expense (income) recognized on export duties payable	6	(4)
End of year	$46	$24